Income Taxes (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense (benefit):
Current year	$ 3,719,483	$ 1,601,384	$ 1,561,194
Adjustment to prior years and others	246,264	879,337	(208,609)
Current tax expense (income) and adjustments for current tax of prior periods	3,965,747	2,480,721	1,352,585
Deferred tax expense (benefit):
Temporary differences	(1,271,415)	(98,137)	(163,513)
Investment tax credit and tax losses carryforwards	(3,819,489)	49,961	(804,231)
Deferred tax expense (income) recognised in profit or loss	(5,090,904)	(48,176)	(967,744)
Total income tax expense (benefit)	$ (1,125,157)	$ 2,432,545	$ 384,841